David Lubin & Associates, PLLC

26 East Hawthorne Avenue

Valley Stream, NY 11580

Telephone: (516) 887-8200

Facsimile: (516) 887-8250

February 2, 2007

BY EDGAR

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attention: Jeffrey P. Riedler

Re:	Premier Indemnity Holding Company
Post-effective Amendment No. 1 to Registration Statement on Form SB-2
Filed on January 12, 2007

                              File Number 333-132482

Ladies and Gentlemen:

Premier Indemnity Holding Company (the “Company”) herewith files with the Securities and Exchange Commission (the "Commission") Post-effective Amendment No. 2 to the registration statement on Form SB-2 (the "Amendment No. 2") in response to the Commission's comments, dated January 24, 2007 (the "Comment Letter"), with reference to the Company's Post-effective Amendment No. 1 to the registration statement on Form SB-2 (the "Amendment No. 1") filed with the Commission on November January 12, 2007. In addition to Amendment No. 2, the Company supplementally responds to all the Commission's comments as follows:

1.          Comment: We note your statement on page F-9 that your shareholders approved the reverse stock split. Please explain to us how you obtained shareholder approval and whether you plan to file a Schedule 14A or Schedule 14C. If not, please provide us your analysis.

Response: The Company obtained shareholder approval of the reverse stock split in accordance with Section 607.1003 of the Florida Statutes, which sets forth the manner of obtaining shareholder approval of the amendment of the Articles of Incorporation of the Company. Shareholder approval was obtained in this manner because the reverse stock split was implemented by an amendment to the Company’s Articles of Incorporation.

The Company is not required to file a Schedule 14A or Schedule 14C with the Commission because it does not have any securities registered under Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Rule 14a-2 promulgated under the Exchange Act provides that a Schedule 14A needs to be filed in connection with a solicitation of proxies only if a company has securities registered under Section 12 of the Exchange Act. Similarly, Rule 14c-2 promulgated under the Exchange Act provides that a Schedule 14C needs to be filed in connection with the taking of corporate action by written consent of the shareholders only if a company has securities registered under Section 12 of the Exchange Act. Although the Company has filed a registration statement on Form SB-2, it has not filed a registration statement on Form 8-A. Since it has not filed a registration statement on Form 8-A, it does not have any securities registered under Section 12 of the Exchange Act.

2.           Comment: Generally, we do not permit registrants to increase the number of shares being registered in an offering by filing a post-effective amendment. We note that you have increased the number of share being registered in the primary offering by 2,500,000. Please provide us your analysis for using this post-effective amendment to increase the number of shares being registered.

Response: Because a registrant may not increase the number of shares being registered in a primary offering by filing a post-effective amendment, the Company has revised Amendment No. 2 so that there is no such increase. Whereas Amendment No. 1 had increased the number of shares being offered in the primary offering to 17,500,000 shares of common stock, Amendment No. 2 provides that the number of shares being registered in the primary offering is 15,000,000 shares of common stock, which is equal to the number of shares registered in its Form SB-2 that was previously declared effective by the Commission.

3.          Comment: Please also update your disclosure to comply with the new executive compensation disclosure requirements as discussed in our Release No. 33-8732A.

Response: The section entitled “Executive Compensation” has been revised to comply with the new executive compensation disclosure requirements as discussed in the Commission’s Release No. 33-8732A, as follows:

In accordance with Section 402(b) of Regulation S-B, the headings of the columns of the Summary Compensation Table have been revised to provide information on the following items with respect to Company’s named executive officers: salary, bonus, stock awards, option awards, non-equity incentive plan compensation, non-qualified deferred compensation earnings, and all other compensation. The information required by Section 402(a) and Sections 402(c) through 402(f) of Regulation S-B was previously included in Amendment No. 1 in the proper tabular format and in the proper narrative form, and no revisions have been made to such information in Amendment No. 2.

The Company respectfully submits via EDGAR the foregoing response to the Commission and Post-effective Amendment No. 2 to Form SB-2 as requested by the Commission. Please note that we are also submitting via courier three (3) copies of a hand marked blackline showing changes from the filing of the Company’s Post-effective Amendment No. 1 to Form SB-2 in order to help expedite the review process.

Please address any further questions or comments to the undersigned at the above-referenced telephone and fax numbers. Thank you very much.

Very truly yours,

/s/ David Lubin & Associates, PLLC

David Lubin & Associates, PLLC

cc: Mr. Stephen L. Rohde